Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Transactions With Related Parties
Schedule of Transactions Between Related Parties
	Year ended December 31,
	2017	2016	2015
	USD

Management and consulting fees (including bonuses) (1)	$505	$322	$290

Other expenses and share-based payment (1)	$79	$158	$65

Patent expenses	$234	$198	$207

Directors’ fee and share-based payment (2)	$171	$134	$148

(1) Number of related parties	$1	$1	$1

(2) Number of directors	$5	$5	$5